Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ 23,596,914	$ 10,256,622	$ (5,760,986)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	42,042	40,085	39,594
Deferred tax (benefit) expense	(341)	208	789
Changes in operating assets and liabilities:
Accounts receivable	3,871,400	(5,409,117)	425,860
Prepayments and other assets	376,537	(3,697,909)	(645,336)
Due from related parties	(935,409)	96,767
Accounts payable	262,029	183,365	283,799
Advance from customers	3,884,799	394,221	4,138,345
Accrued expenses and other liabilities	2,025,425	(1,232,108)	2,620,933
Taxes payable	9,034	356	1,433
Net cash provided by operating activities	33,132,430	632,490	1,104,431
Cash flows from investing activities:
Additions to property and equipment			(1,563)
Proceeds from (purchase of) certificate of deposit		300,000	(300,000)
Net cash provided by (used in) investing activities		300,000	(301,563)
Cash flows from financing activities:
Repayment to related parties	(6,467,686)	(50,000)	(61,340)
Loans from related parties	2,520,364	1,421,466	513,920
Proceeds from long-term bank loans			4,434,829
Repayment of long-term bank loans	(1,022,130)	(165,442)
Capital contributed by shareholders	7,419	100,041
Dividends to shareholders	(16,952,502)
Net cash (used in) provided by financing activities	(21,914,535)	1,306,065	4,887,409
Net increase in cash and cash equivalent	11,217,895	2,238,555	5,690,277
Cash and cash equivalent, beginning of year	10,354,441	8,115,886	2,425,609
Cash and cash equivalent, end of year	21,572,336	10,354,441	8,115,886
Supplemental disclosure information:
Cash paid for income tax	2,503	1,549	77
Cash paid for interest	81,413	122,295	60,061
SUPPLEMENTAL DISCLOSURES OF NON-CASH ACTIVITIES
Acquisition of noncontrolling interest		327,848
Addition to fixed assets through due to related party	$ 522,388	$ 56,957